PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees and Key Management Personnel Narrative (Details) - employee employee in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Number of employees	154	158	168